Summary of principal accounting policies - Assets and liabilities measured at fair value on recurring basis (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Summary of principal accounting policies
Short-term investments	¥ 2,091,198	$ 303,195	¥ 1,418,721
Derivative liabilities	2,592
Recurring | Level 2
Summary of principal accounting policies
Short-term investments	2,091,198		¥ 1,418,721
Derivative liabilities	¥ (2,592)